Fair Value Measurements (Details) - USD ($)		Dec. 31, 2020	Jun. 04, 2020
Liabilities:
Derivative warrant liabilities (restated)		$ 15,960,669
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities	[1]	345,087,325
Liabilities:
Derivative warrant liabilities (restated)		24,725,000
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities	[1]
Liabilities:
Derivative warrant liabilities (restated)
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities	[1]
Liabilities:
Derivative warrant liabilities (restated)		$ 15,960,669

[1]	Excludes $943 of cash balance held within the Trust Account.